DEPOSITS AND RECLAMATION PROVISION (Details Narrative)	13 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Nov. 30, 2020 CAD ($)
DEPOSITS AND RECLAMATION PROVISION (Details)
Reclamation Deposits		$ 340,443	$ 340,443	$ 338,606
Change In Provision For Reclamation Deposit	$ 97,323